TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Narrative) (Details) - shares	Dec. 31, 2018	Jan. 29, 2013
S.B. Israel Telecom Ltd. [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued in acquisition		48,050,000
Shareholder [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued in acquisition	49,862,800